Description of Business and Segmented Disclosures - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) u_cve_customer plant	Dec. 31, 2022 CAD ($) u_cve_customer
Disclosure of operating segments [line items]
Number of major customers | u_cve_customer	2	2
Gross Sales	$ 55,474	$ 71,765
Downstream
Disclosure of operating segments [line items]
Gross Sales	$ 32,626	38,010
Downstream | Canadian Refining
Disclosure of operating segments [line items]
Number of ethanol plants | plant	2
Gross Sales	$ 6,233	7,792
Customer One
Disclosure of operating segments [line items]
Gross Sales	18,000	16,100
Customer Two
Disclosure of operating segments [line items]
Gross Sales	$ 7,100	$ 9,100
Bottom of range
Disclosure of operating segments [line items]
Percentage of entity's revenues from gross sales	10.00%